Loan Receivable - Carrying Value of Term Loan Facility (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Oct. 19, 2012	Dec. 31, 2011
Noncancelable Obligations Future Minimum Payments Due [Line Items]
15% Term loan facility	$ 1,000	$ 1,000
Unamortized discount	(119)
Accrued interest	30
Net carrying amount	$ 911